Common Shareholders' Equity, Equity Repurchase (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share repurchases
Amount	$ 9,692,000	$ 20,026,000	$ 21,500,000
Treasury Shares
Share repurchases
Amount	9,692,000	20,026,000	21,500,000
Common Shares | Treasury Shares
Share repurchases
Number of shares acquired	339,000	868,000
Common Shares | TDS Parent Company | Treasury Shares
Share repurchases
Number of shares acquired	339,000	868,000
Average cost per share	$ 28.60	$ 23.08
Amount	9,692,000	20,026,000
Common share repurchase authorization	On August 2, 2013, the Board of Directors of TDS authorized a $250 million stock repurchase program for the purchase of TDS Common Shares from time to time pursuant to open market purchases, block transactions, private purchases or otherwise, depending on market conditions. This authorization does not have an expiration date. In 2012, TDS had a prior share repurchase authorization for $250 million that expired on November 19, 2012.
Repurchase authorization, dollar value	250,000,000
Repurchase expiration	This authorization does not have an expiration date.
Special Common Shares | Treasury Shares
Share repurchases
Number of shares acquired			748,000
Special Common Shares | TDS Parent Company | Treasury Shares
Share repurchases
Number of shares acquired			748,000
Average cost per share			$ 28.73
Amount			21,500,000
U.S. Cellular Common Shares | U.S. Cellular | Treasury Shares
Share repurchases
Number of shares acquired	499,000	571,000	1,276,000
Average cost per share	$ 37.19	$ 35.11	$ 48.82
Amount	$ 18,544,000	$ 20,045,000	$ 62,294,000
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions.
Repurchase authorization, number of shares	1,300,000
Repurchase expiration	This authorization does not have an expiration date.